Fair Value Measurements - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash (note 18d)	$ 96,790	$ 60,507	$ 75,710	$ 94,907
Short-term debt	(50,000)	0
Advances to equity-accounted for investments	9,930	9,930
Long-term debt, including current portion (note 11)	(562,861)	(741,992)
Obligations related to finance leases, including current portion (note 12)	(414,788)	(375,289)
Reported Value Measurement | Fair Value, Measurements, Recurring | Equity accounted investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity-accounted for investments	9,930	9,930
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash (note 18d)	95,332	60,507
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	(50,000)	0
Long-term debt, including current portion (note 11)	(559,679)	(735,406)
Obligations related to finance leases, including current portion (note 12)	(414,788)	(375,289)
Assets held for sale (note 21)	37,240	0
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 2 | Interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	659	5,878
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(86)	(57)
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash (note 18d)	95,332	60,507
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	(50,000)	0
Long-term debt, including current portion (note 11)	(558,657)	(723,031)
Obligations related to finance leases, including current portion (note 12)	(442,648)	(377,652)
Assets held for sale (note 21)	37,240	0
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 2 | Interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	659	5,878
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	$ (86)	$ (57)